Share Capital (Details) - Schedule of ordinary shares - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of ordinary shares [Abstract]
Balance, shares		178,279,566	163,215,706	142,778,206
Balance		$ 62,426,991	$ 60,289,875	$ 58,237,314
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)			13,565,200
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)			$ 1,926,186
Issue at A$0.16 in lieu of payment for services (2019-11-12)1	[1]		437,500
Issue at A$0.16 in lieu of payment for services (2019-11-12)1	[1]		$ 100,978
Exercise of NASDAQ Warrants (2020-06-23)			86,240
Exercise of NASDAQ Warrants (2020-06-23)			$ 72
Exercise of representative warrants (2020-06-15, 2020-06-22)			974,920
Exercise of representative warrants (2020-06-15, 2020-06-22)			$ 540,062
Exercise of representative warrants (2020-07-02)		5,720
Exercise of representative warrants (2020-07-02)
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)		42,666,720
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)		$ 28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)		100,000
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)		$ 50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)		3,008,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)		$ 1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)		40,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)		$ 13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)		$ 15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)		$ 1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)		2,737,500
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)		$ 219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)		409,090
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)		$ 197,010
Issue at $0.16 in lieu of payment for services (2018-11-22)1	[1]			437,500
Issue at $0.16 in lieu of payment for services (2018-11-22)1	[1]			$ 93,678
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)2	[2]			20,000,000
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)2	[2]			$ 2,894,238
Reclassify exercised options from reserves to share capital
Reclassify exercised options from reserves to share capital				$ 100
Transaction costs arising on representative warrants issued
Transaction costs arising on representative warrants issued			$ (55,454)	$ (110,400)
Less: Transaction costs arising on share issues
Less: Transaction costs arising on share issues		$ (3,779,831)	$ (374,728)	$ (825,055)
Balance, shares		227,246,596	178,279,566	163,215,706
Balance		$ 88,361,303	$ 62,426,991	$ 60,289,875

[1]	Mr Peter (resigned 24 September 2021) and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). As per an agreement which commenced on 1 June 2013 and expired on 30 June 2020, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited’s products for A$70,000 per annum. These fees would be payable in new fully paid ordinary shares in Immuron Limited at a set price of A$0.16 per share, representing Immuron Limited’s shares price at the commencement of the agreement. The above amount is the fair value of the equity instrument.
[2]	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).